Cover	Mar. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	On July 5, 2023, as amended on September 27, 2023, the Company filed a Form 8-K to reflect the shareholder vote approving the name change to Brilliant N.E.V. Corp. as well as the filing of an Issuer Company-Related Action Notification Form with FINRA to reflect the name change and apply for a new stock symbol (“Corporate Action”). On August 2, 2023, the Company filed a Form 8-K to reflect the name change filing with the State of Nevada. This filing updates the FINRA matter.
Document Period End Date	Mar. 26, 2024
Entity File Number	333-213698
Entity Registrant Name	BRILLIANT N.E.V. CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 805
Entity Address, Address Line Two	West Building 4
Entity Address, Address Line Three	Xintiandi Business Center
Entity Address, City or Town	Gongshu District, Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Country Region	+86
City Area Code	189
Local Phone Number	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false